SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

As of December 31, 2013, the Group had working capital deficiency of US$66,547. This factor raises substantial doubt about the Company’s ability to continue as a going concern. The continued operation of the Group is dependent upon the Group’s ability in raising additional capital, obtaining additional financing and improving future operating and financial results. Therefore, the Company may not be able to realize its assets and discharge its liabilities in the normal course of business. In view of this, management has taken steps to actively pursue additional capital and financing.

While the Company strongly believes that its capital resources will be sufficient in the near term, there is no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there is no assurance that any additional financing, if available, will be obtainable on terms satisfactory or attractive to the Company.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. The results of subsidiaries are consolidated from the date of acquisition, being the date on which the Group obtained control and continued to be consolidated until the date that such control ceases.

Investments in entities that the Company does not control, but has the ability to exercise significant influence over operating and financial policies, are accounted for under the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence are accounted for under the cost method. All significant intercompany transactions and balances have been eliminated upon consolidation.

The Group accounted for business combinations in accordance with ASC topic 805 (“ASC 805”), Business Combinations. ASC 805 requires the acquiring entity in a business combination to recognize all assets acquired and liabilities assumed in the transaction, establishes the acquisition date fair value as the measurement objective for all assets acquired and liabilities assumed, and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the Company recognizes adjustments to the provisional amounts of acquisition-date fair value and the resulting goodwill for new information obtained as if the accounting for the business combination had been completed at the acquisition date. The comparative information for prior periods presented in the consolidated financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For a component of the Group that either has been disposed of or is classified as held-for-sale, the Group accounted for the result of operations of the component as a discontinued operation in accordance with ASC sub-topic 205-20 (“ASC 205-20”), Presentation of Financial Statements, when (1) the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Group as a result of the disposal transaction; and (2) the Group will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company accounted for the purchase of additional ownership in its subsidiary from noncontrolling interests as an equity transaction in accordance with ASC topic 810 (“ASC 810”), Consolidation. The carrying amount of the noncontrolling interests is adjusted to reflect the change in the Group’s ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interests is adjusted is recognized in additional paid-in capital.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Fair value measurement

(d) Fair value measurement

Financial instruments include cash and cash equivalents, accounts receivable, notes receivable, certain other current assets, accounts payable, certain other liabilities, short-term loans, long-term loans and warrants. The carrying values of these financial instruments, other than long-term loans and warrants, approximate their fair values due to their short-term maturities. During the year ended December 31, 2011, certain warrants were reclassified from equity to liability upon modification of terms (Note 17). These amended warrants were recorded as liabilities at fair value on the day of modification and subsequently adjusted to the fair value at each reporting date. All liability-classified warrants expired unexercised as of December 31, 2013. The warrants classified as equity were measured at fair value on the grant dates. The carrying values of long-term loans approximate their fair values due to the fact that the interest rates on these loans are reset each year based on prevailing market interest rates.

The Group applied the provisions of ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

ASC 820 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Group measures the fair value of money market funds included in cash equivalents using the market approach based on quoted market prices. The warrant liabilities were valued using the income approach based on inputs that are unobservable in the market (Level 3).

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	8	—	—
Warrant liabilities (Note 17)	—	—	839
	8	—	839

No assets and liabilities were measured at fair value on a recurring basis as of December 31, 2013.

The following table presents a reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2012 and 2013:

Warrant liabilities
US$
Balance as of December 31, 2011	440
Realized or unrealized losses	399
Balance as of December 31, 2012	839
Realized or unrealized gain	(839)
Balance as of December 31, 2013	—

Realized or unrealized gain or losses for the years ended December 31, 2012 and 2013 were recorded in “changes in fair value of warrant liabilities” on the consolidated statements of comprehensive income.

All assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 are summarized below:

	Carrying value at December 31, 2013	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss
	US$	US$	US$	US$

Property, plant and equipment	4,098	—	—	—	(4,098)

In accordance with ASC topic 360 (“ASC 360”), Property, Plant, and Equipment, property, plant and equipment of Liyuan with a carrying amount of US$4,098 was written down to its fair value of nil, resulting in an impairment loss of US$4,098, of which US$549 was recovered through insurance claims. A net impairment charge of US$3,549 was included in the consolidated statements of comprehensive income for the year ended December 31, 2013 (Note 7).

Foreign currency

(e) Foreign currency

The Company determined its functional currency to be the US$ while its subsidiaries determine their functional currency based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters. All of the Company’s subsidiaries determined their functional currency to be their respective local currency, except for CHC HK and Sunpower which determined their functional currency to be the US$. The Company uses the US$ as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income. Non-monetary items that are measured in terms of historical cost in a foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

The assets and liabilities of the Company’s subsidiaries are translated into the reporting currency of the Company at the exchange rates prevailing at the balance sheet date. The statements of comprehensive income of the Company’s subsidiaries are translated into the reporting currency of the Company at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s subsidiaries are translated into the reporting currency of the Company at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of the Company’s subsidiaries, which arise throughout the year, are translated into the reporting currency of the Company at the weighted average exchange rates for the year.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term deposits with original maturity of three months or less at the date of purchase. Except for the restricted cash, none of the Group’s cash and cash equivalents is restricted as to withdrawal and use.

Restricted cash

(g) Restricted cash

Restricted cash represents cash pledged to financial institutions as collateral for the Company’s bank loans (Note 15). The restriction on the cash collateral amount of US$5,171 as of December 31, 2012 was released in May 2013 upon repayment of the bank loans.

Accounts receivable

(h) Accounts receivable

Accounts receivable are carried at net realizable value. In evaluating the collectability of receivable balances, the Group considers many factors, including the aging of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Accounts receivable are written off after all collective efforts have ceased.

Notes receivable

(i) Notes receivable

Notes receivable represent short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the bill, which is generally within six months from the date of issuance. The holder of the bills can obtain payment from the financial institutions prior to the stated maturity date. In such a case, the holder will receive a discounted amount off the face value of the bill. There is recourse to the customers in the event the financial institutions default upon demand for payment by the holders of the notes. To reduce the Group’s credit risk, the Group has required certain customers to pay for electricity using notes receivable during the years ended December 31, 2012 and 2013.

Property, plant and equipment

(j) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. The depreciable amount of an item of property, plant and equipment is its cost less its estimated residual value, if any. The residual value is calculated by taking the price such an asset would fetch at the reporting date, with the assumption that it was already in the condition it will be in at the end of its useful life. Depreciation is recorded on a straight-line basis over the following estimated useful lives:

Dams and reservoirs	30-49 years
Buildings	8-50 years
Machinery	1-30 years
Transportation equipment	1-11 years
Electronic equipment and others	1-15 years

For property, plant and equipment acquired through a business combination, depreciation is recorded on a straight-line basis over their respective remaining estimated useful lives. The useful lives, residual values and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate.

All direct and indirect costs that are related to the construction of property, plant and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, plant and equipment accounts and commences depreciation when these assets are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use.

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterment that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation, with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Goodwill and intangible assets

(k) Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses. ASC topic 350 (“ASC 350”), Intangibles—Goodwill and Other, requires that goodwill be tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group assigns and assesses goodwill for impairment at the reporting unit level at each reporting date. The Group determines that each reporting unit is identified at the component level, which is one level below the operating segment.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined through the income approach by computing the future discounted cash flows expected to be generated by the reporting unit and is dependent on a number of significant entity specific assumptions, including plant utilization rate, electricity sales volumes and tariffs, costs of production, capital expenditures, working capital changes and the discount rate. The discount rate is commensurate with the risk inherent in the projected cash flows and reflects the rate of return required by an investor in the current economic conditions. For reporting units to be disposed of subsequent to the reporting date, the market approach is used where estimates of prices reasonably expected to be realized from the sale of the reporting units are used to determine the fair value of each reporting unit.

If the carrying value exceeds the fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the quantitative goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. This implied fair value is then compared with the carrying amount of the reporting unit goodwill, and if it is less, the Group would then recognize an impairment loss. In accordance with ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (ASC 350), the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.

The Group recognized goodwill impairment loss of US$11,388, nil and nil for the years ended December 31, 2011, 2012 and 2013, respectively (Note 9).

Intangible assets are carried at cost less accumulated amortization. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets. The estimated useful lives for the intangible assets as of December 31, 2013 were as follows:

Development right of Binglangjiang Phase II	30 years
Dam use right of Dongguan	40 years
Software	5 years

The Group reviews and adjusts the carrying value of the intangible assets if facts and circumstances suggest the intangible assets may be impaired (Note 2(n)). The Group assessed and concluded that there was no impairment for intangible assets in any of the years presented.

Land use rights

(l) Land use rights

The land use rights represent the amounts paid and relevant costs incurred for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years. For land use rights acquired through a business combination, amortization is recorded on a straight-line basis over their respective remaining estimated useful lives, which range from 41 to 50 years.

Asset retirement obligations

(m) Asset retirement obligations

ASC sub-topic 410-20 (“ASC 410-20”), Asset Retirement Obligations, requires companies to record the present value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The value of the liability is capitalized as part of the carrying amount of the related long-lived asset. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Group’s asset retirement obligations relate primarily to the restoration of leased lands under land use rights granted by the local government to their original condition. Asset retirement obligations as of December 31, 2012 and 2013 were insignificant.

Impairment of long-lived assets

(n) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property, plant and equipment, land use rights and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360.  When these events occur, the Group assesses the recoverability of long-lived assets by comparing the carrying amount of the assets to the expected future undiscounted cash flows resulting from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The Group recognized impairment loss on long-lived assets of US$11,590, nil and US$3,549 for the years ended December 31, 2011, 2012 and 2013, respectively.

Derivative instruments

(o) Derivative instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized in the consolidated financial statements as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in shareholders’ equity as a component of other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in the consolidated statements of comprehensive income. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Comprehensive income (loss)

(p) Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in shareholders’ equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. The Group presents items of net income (loss) and other comprehensive income (loss) in one continuous statement. Accumulated other comprehensive income (loss) of the Group includes the cumulative foreign currency translation adjustments and net losses not recognized immediately as a component of net periodic pension cost of a defined benefit plan.

Revenue recognition

(q) Revenue recognition

The Group’s revenue is derived from the sale of electricity. Revenues are recognized when the following four criteria are met as prescribed by ASC topic 605 (“ASC 605”), Revenue Recognition: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The Group considers the terms of each arrangement to determine the appropriate accounting treatment. Revenue is generally earned and recognized upon transmission of electricity to the power grid controlled and owned by the respective regional or provincial grid companies. For transactions in which electricity has been transmitted to the power grid without a fixed or determinable unit price per kWh while the tariff is pending approval of the regional or provincial pricing bureau, cash received in exchange for the transmission of electricity to the power grid controlled by the respective regional or provincial grid companies has been recorded as customer deposits until such time the price becomes fixed and determinable. When the price becomes fixed and determinable, all or a portion of the customer deposits will be recognized as revenue. The Group does not defer the related cost of revenues, which is charged to expense as incurred. No customer deposits were recognized as of December 31, 2012 and 2013. The Group has not offered any discounts or rebates to its customers nor does it provide for refunds in its sales contracts with customers.

The Company’s subsidiaries are subject to withholding value-added tax (“VAT”) on the revenues earned in the PRC. The applicable rate of VAT is 6% for small hydroelectric power projects with a total installed capacity of 50 megawatts or less and 17% for large hydroelectric power projects with a total installed capacity of over 50 megawatts. For the years ended December 31, 2011, 2012 and 2013, the lower VAT rate of 6% was applied to the hydroelectric power projects of Binglangjiang, Liyuan, Yingchuan, Wuliting, Jiulongshan, Zhougongyuan, Shapulong, Ruiyang, Husahe, Hengda, Xineng, Xiaopengzu, Jinling, Jinlong, Jintang Jinwei and Dazhaihe, and the VAT rate of 17% was applied to the hydroelectric power projects of Banzhu and Wangkeng. VAT on revenues earned from the sale of electricity by the Group to its customers for the years ended December 31, 2011, 2012 and 2013 were US$4,583, US$7,387 and US$6,047, respectively. The Group has recognized revenues net of VAT in the consolidated statements of comprehensive income.

Cost of revenues

(r) Cost of revenues

Cost of revenues consists primarily of depreciation expense of hydroelectric power projects and related operating costs and overhead expenses directly attributable to the production of electricity.

Leases

(s) Leases

In accordance with ASC topic 840 (“ASC 840”), Lease, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (i) ownership is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property’s estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the lease periods.

The Group has no capital leases for any of the years presented.

Income taxes

(t) Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, net operating loss and credits carryforwards, using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Company accounts for uncertainty in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expenses is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized from the accounting for uncertainty in income taxes is classified in the financial statements as interest expenses, while penalties recognized from the accounting for uncertainty in income taxes are classified in the financial statements as other expenses.

The Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail, which is defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured, using a probability weighted approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretation of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group’s financial statements. Additionally, in future periods, change in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the change occurs. The Group classified unrecognized tax benefits as current liabilities to the extent the Group anticipates payment of cash within one year or the operating cycle, if longer.

The Company recognizes the tax benefit for the excess of the tax basis over the financial reporting basis or the tax liability when the financial reporting basis exceeds the tax basis (“outside basis difference”) of an investment in subsidiary in accordance with ASC sub-topic 740-30 (“ASC 740-30”), Income Taxes: Recognition, when it is apparent that the temporary differences will reverse in the foreseeable future. If it is “more likely than not” that a deferred tax liability will be realized as a result of the decision to dispose of a subsidiary, the tax liability would be recorded when the disposal group is classified as held for sale even though any gain expected upon disposal cannot be recognized until the sale is consummated.

Net (loss) income per share

(u) Net (loss) income per share

In accordance with ASC topic 260 (“ASC 260”), Earnings Per Share, basic (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted (loss) income per share is calculated by dividing net (loss) income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of warrants (Note 17) and share options (Note 26), using the treasury stock method.

Segment reporting

(v) Segment reporting

The Group follows ASC topic 280 (“ASC 280”), Segment Reporting, for the presentation of segment information. The Group’s chief operating decision maker, who has been identified as the chief executive officer (“CEO”), relies upon financial information by provinces with operations in the PRC when making decisions about allocating resources and assessing the performance of the Group. As a result, the Group operates and manages its business as four operating and reportable segments, namely the Yunnan Province segment, the Sichuan Province segment, the Zhejiang Province segment and the Fujian Province segment. As the Group’s long-term assets are substantially all located in and derived from the PRC, no geographical segments are presented.

Government grant

(w) Government grant

Government grants are recognized when there is reasonable assurance that the attaching conditions will be complied with. A grant relates to an expense item is recognized as income over the period necessary to match the grant on a systematic basis to the related costs, whereas a grant relates to an asset acquisition is recognized as deferred government grant and recognized as income in proportion to depreciation of the related assets. Grant income is recognized on a net basis as a reduction to cost of revenues in the consolidated statements of comprehensive income.

Share-based payment

(x) Share-based payment

The Company accounts for share awards issued to employees in accordance with ASC topic 718 (“ASC 718”), Compensation-Stock Compensation. In accordance with the fair value recognition provision of ASC 718, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Company has elected to recognize share-based compensation expense for share awards granted to employees using the straight-line method. The Company uses a binomial option pricing valuations model in determining the fair value of the options granted.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC 718 and ASC sub-topic 505-50 (“ASC 505-50”), Equity: Equity-Based Payment to Non-employees. The Company’s share awards issued to non-employees are subject to graded vesting provisions. The Group recognizes share-based compensation expense for share awards granted to non-employees using the accelerated recognition method over the requisite service period of the award. In accordance with ASC 718 and ASC 505-50, the Company uses the binomial option pricing valuations model to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any.

Long-lived assets to be disposed of and discontinued operations

(y) Long-lived assets to be disposed of and discontinued operations

The Company accounts for a long-lived asset to be disposed of other than by sale in accordance with the provisions of ASC 360, where such long-lived asset continues to be classified as held and used until it is disposed of. When a long-lived asset ceases to be used, the carrying amount of the asset is written down to its salvage value, if any.

The Company accounts for a long-lived asset or disposal group to be sold in accordance with ASC 360, where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a completed sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdrawn or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately on the consolidated balance sheets. Long-lived assets reclassified as held for sale are not depreciated or amortized.

The Company follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company. Such component is reported as discontinued operations. In the period in which a component has been disposed of or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360, less applicable income taxes, for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), on the consolidated statements of comprehensive income.

Recently issued accounting standards

(z) Recently issued accounting standards

In March 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-05 (“ASU 2013-05”), Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which specifies that a cumulative translation adjustment should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of cumulative translation adjustment attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, cumulative translation adjustment would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, cumulative translation adjustment should be recognized in earnings in a business combination achieved in stages (i.e., a step acquisition). The amendments are effective for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact on its consolidated financial statements from the adoption of ASU 2013-05.

In July 2013, the FASB issued ASU No. 2013-11 (“ASU 2013-11”), Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which concludes an unrecognized tax benefit should be presented as a reduction of a deferred tax asset when settlement in this manner is available under the tax law. The amendments are effective for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact on its consolidated financial statements from the adoption of ASU 2013-11.